                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/07

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                                   COUPON     MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS   84.4%
           AIRLINES 0.2%
$    1,755 America West Airlines, Inc., Class G .................        7.100%     04/02/21     $  1,808,093
                                                                                                 ------------
           AUTOMOTIVE   0.8%
     1,935 ArvinMeritor, Inc. ...................................        8.750      03/01/12        1,838,250
     3,365 DaimlerChrysler NA Holding Corp. .....................        8.500      01/18/31        4,316,070
                                                                                                 ------------
                                                                                                    6,154,320
                                                                                                 ------------
           BANKING   16.9%
     5,120 Bank of America Corp. ................................        3.375      02/17/09        5,067,592
     3,400 Bank of America Corp. ................................        4.875      09/15/12        3,418,972
       395 Bank of America Corp. ................................        5.750      12/01/17          395,735
    25,710 Bank of Scotland (United
              Kingdom) (a) ......................................        5.250      02/21/17       26,818,152
     4,785 Bank One Corp. .......................................        6.000      08/01/08        4,806,786
     1,210 Barclays Bank PLC (United
              Kingdom) (a)(b) ...................................        6.050      12/04/17        1,207,307
     4,871 Citigroup, Inc. ......................................        3.500      02/01/08        4,855,291
     5,000 Citigroup, Inc. ......................................        4.250      07/29/09        4,967,475
     8,347 Citigroup, Inc. ......................................        5.250      02/27/12        8,413,617
     3,690 Citigroup, Inc. ......................................        5.875      05/29/37        3,446,028
     5,355 JPMorgan Chase & Co. .................................        6.750      02/01/11        5,620,747
     4,475 MBNA Corp. (c) .......................................        5.307      05/05/08        4,482,567
     1,580 National City Bank ...................................        4.150      08/01/09        1,576,083
     6,702 PNC Funding Corp. ....................................        6.125      02/15/09        6,761,936
     5,200 Popular North America, Inc. ..........................        4.250      04/01/08        5,179,996
     2,820 Popular North America, Inc. ..........................        5.650      04/15/09        2,856,984
     9,650 Sovereign Bancorp, Inc. (c) ..........................        5.440      03/23/10        9,574,605
     9,580 Unicredito Luxembourg Finance
              SA (Luxembourg) (a)(c) ............................        5.143      10/24/08        9,558,110
     1,250 US Bancorp ...........................................        4.500      07/29/10        1,263,370
    10,935 Wachovia Capital Trust III ...........................        5.800      03/15/42       10,527,453
     3,100 Wachovia Corp. .......................................        3.625      02/17/09        3,036,118

     4,797 Washington Mutual, Inc. ..............................        8.250      04/01/10        4,741,528
     4,000 Wells Fargo & Co. ....................................        5.000      11/15/14        3,948,224
     3,796 Wells Fargo Bank NA ..................................        4.750      02/09/15        3,663,019
                                                                                                 ------------
                                                                                                  136,187,695
                                                                                                 ------------
           BROKERAGE   3.4%
     3,530 Bear Stearns Co., Inc. ...............................        6.400      10/02/17        3,456,177
     8,460 Goldman Sachs Group, Inc. (b) ........................        6.750      10/01/37        8,336,179
     8,815 Lehman Brothers Holdings, Inc. .......................        6.875      07/17/37        8,589,980
     6,925 Merrill Lynch & Co., Inc. ............................        5.700      05/02/17        6,600,308
                                                                                                 ------------
                                                                                                   26,982,644
                                                                                                 ------------
           CHEMICALS   0.5%
     1,170 EI Du Pont de Nemours & Co. ..........................        5.000      01/15/13        1,180,240
     2,890 Ici Wilmington, Inc. .................................        4.375      12/01/08        2,882,061
                                                                                                 ------------
                                                                                                    4,062,301
                                                                                                 ------------
           CONSTRUCTION MACHINERY   1.0%
     7,615 John Deere Capital Corp. (c) .........................        5.293      04/15/08        7,619,409
                                                                                                 ------------

           CONSUMER PRODUCTS   1.7%
     6,120 Clorox Co. (c) .......................................        5.828      12/14/07        6,120,765
     7,250 Whirlpool Corp. ......................................        9.100      02/01/08        7,287,359
                                                                                                 ------------
                                                                                                   13,408,124
                                                                                                 ------------
           DIVERSIFIED MANUFACTURING   3.0%
     3,935 Brascan Corp. (Canada) ...............................        7.125      06/15/12        4,330,145
     1,220 Brascan Corp. (Canada) ...............................        8.125      12/15/08        1,269,481
     3,775 Brookfield Asset Management,
              Inc. (Canada) .....................................        5.800      04/25/17        3,914,935
     4,625 Cooper Industries, Inc. ..............................        5.250      11/15/12        4,780,220
     6,470 General Electric Co. (b) .............................        5.250      12/06/17        6,422,775
     1,450 Hutchison Whampoa
              International, Ltd. (Cayman
              Islands) (a) ......................................        5.450      11/24/10        1,482,450
     1,880 Hutchison Whampoa
              International, Ltd. (Cayman
              Islands) (a) ......................................        6.500      02/13/13        1,981,868
                                                                                                 ------------
                                                                                                   24,181,874
                                                                                                 ------------
           ELECTRIC   9.2%
     6,410 Arizona Public Service Co. ...........................        5.800      06/30/14        6,517,002
     1,795 Baltimore Gas & Electric Co. .........................        6.625      03/15/08        1,801,207

     1,518 Carolina Power & Light Co. ...........................        5.150      04/01/15        1,518,528
       530 Detroit Edison Co. ...................................        5.200      10/15/12          539,292
     2,685 Detroit Edison Co. ...................................        6.125      10/01/10        2,796,409
     2,690 Duquesne Light Co., Ser O ............................        6.700      04/15/12        2,906,319
     2,080 Enel Finance International SA
              (Luxembourg) (a) ..................................        5.700      01/15/13        2,122,286
     2,860 Entergy Gulf States, Inc. ............................        3.600      06/01/08        2,833,488
     4,395 Entergy Gulf States, Inc. (c) ........................        5.980      12/01/09        4,362,600
     1,965 Entergy Gulf States, Inc. (a)(c) .....................        6.473      12/08/08        1,970,476
     4,015 Exelon Corp. .........................................        6.750      05/01/11        4,207,969
       830 Florida Power Corp. ..................................        5.800      09/15/17          872,070
       560 Indianapolis Power & Light Co. (a) ...................        6.300      07/01/13          588,808
     4,285 MidAmerican Energy Holdings Co. ......................        3.500      05/15/08        4,251,611
     5,550 NiSource Finance Corp. (c) ...........................        5.585      11/23/09        5,492,330
     2,575 NiSource Finance Corp. ...............................        7.875      11/15/10        2,803,701
     4,085 Ohio Edison Co. ......................................        6.400      07/15/16        4,236,933
     5,020 Ohio Power Co., Ser K ................................        6.000      06/01/16        5,139,526
     2,495 Pacific Gas & Electric Co. ...........................        5.625      11/30/17        2,497,238
     1,075 Pacificorp ...........................................        6.250      10/15/37        1,114,625
       572 PSEG Energy Holdings, LLC ............................        8.625      02/15/08          577,159
     2,045 Public Service Electric & Gas Co.,
              Ser B .............................................        5.125      09/01/12        2,090,976
     4,577 Texas-New Mexico Power Co. ...........................        6.125      06/01/08        4,570,231
     2,185 Union Electric Co. ...................................        6.400      06/15/17        2,322,118
     1,320 Virginia Electric and Power Co. ......................
              Ser B .............................................        5.950      09/15/17        1,340,090
     5,100 Wisconsin Electric Power Co. .........................        3.500      12/01/07        5,100,000
                                                                                                 ------------
                                                                                                   74,572,992
                                                                                                 ------------
           ENTERTAINMENT   1.2%
     5,745 Time Warner, Inc. (c) ................................        5.109      11/13/09        5,701,642
     4,190 Time Warner, Inc. ....................................        5.875      11/15/16        4,110,600
                                                                                                 ------------
                                                                                                    9,812,242
                                                                                                 ------------
           ENVIRONMENTAL & FACILITIES SERVICES   0.8%
     4,518 Waste Management, Inc. ...............................        6.875      05/15/09        4,657,082
     1,745 Waste Management, Inc. ...............................        7.375      08/01/10        1,863,796
                                                                                                 ------------
                                                                                                    6,520,878
                                                                                                 ------------

           FOOD/BEVERAGE   3.3%
     1,050 Anheuser-Busch Cos, Inc. .............................        5.500      01/15/18        1,056,941
     2,235 ConAgra, Inc. ........................................        7.000      10/01/28        2,399,905
     2,040 ConAgra, Inc. ........................................        8.250      09/15/30        2,437,555
     5,030 FBG Finance, Ltd. (Australia) (a) ....................        5.125      06/15/15        4,917,031
     1,645 Kellogg Co. ..........................................        5.125      12/03/12        1,659,302
     3,145 Kraft Foods, Inc. ....................................        5.625      11/01/11        3,225,704
       235 Kraft Foods, Inc. ....................................        6.000      02/11/13          243,823
     7,805 Miller Brewing Co. (a) ...............................        4.250      08/15/08        7,756,429
       690 Pilgrim's Pride Corp. ................................        7.625      05/01/15          679,650
     1,790 Smithfield Foods, Inc., Ser B ........................        8.000      10/15/09        1,825,800
                                                                                                 ------------
                                                                                                   26,202,140
                                                                                                 ------------
           HEALTH CARE   1.8%
     4,420 Baxter Finance Co. (Netherlands) .....................        4.750      10/15/10        4,461,053
     6,000 UnitedHealth Group, Inc. (c) .........................        5.660      03/02/09        5,994,396
     2,410 Wellpoint, Inc. ......................................        3.750      12/14/07        2,408,817
     1,510 Wellpoint, Inc. ......................................        4.250      12/15/09        1,492,586
                                                                                                 ------------
                                                                                                   14,356,852
                                                                                                 ------------
           HOME CONSTRUCTION   0.1%
       660 Pulte Homes, Inc. ....................................        6.375      05/15/33          509,361
                                                                                                 ------------

           INDEPENDENT ENERGY   0.5%
     3,870 Devon Financing Corp., ULC ...........................        6.875      09/30/11        4,168,083
                                                                                                 ------------

           INTEGRATED ENERGY   2.4%
     3,135 Amerada Hess Corp. ...................................        6.650      08/15/11        3,336,273
     2,115 Anadarko Finance Co. (Canada) ........................        6.750      05/01/11        2,266,804
     1,990 Chesapeake Energy Corp. ..............................        7.625      07/15/13        2,064,625
     1,000 Consumers Energy Co., Ser A ..........................        6.375      02/01/08        1,001,346
     1,880 Consumers Energy Co., Ser F ..........................        4.000      05/15/10        1,854,628
     2,035 Consumers Energy Co., Ser H ..........................        4.800      02/17/09        2,030,545
     2,735 EnCana Corp. (Canada) ................................        6.500      02/01/38        2,799,549
     3,470 Petro-Canada (Canada) ................................        5.350      07/15/33        3,141,742
       615 Petro-Canada (Canada) ................................        5.950      05/15/35          604,123
                                                                                                 ------------
                                                                                                   19,099,635
                                                                                                 ------------
           LIFE INSURANCE   2.6%
     2,280 AXA Financial, Inc. ..................................        6.500      04/01/08        2,287,542
       190 MetLife, Inc. ........................................        6.125      12/01/11          200,905

     2,730 Monumental Global Funding II (a) .....................        3.850      03/03/08        2,719,075
       920 Nationwide Financial Services, Inc. ..................        6.250      11/15/11          969,801
     3,495 Platinum Underwriters Finance,
              Inc., Ser B .......................................        7.500      06/01/17        3,863,432
       595 Prudential Financial, Inc. ...........................        6.625      12/01/37          591,913
     4,510 Prudential Funding, LLC (a) ..........................        6.600      05/15/08        4,525,501
     6,095 Xlliac Global Funding (a) ............................        4.800      08/10/10        6,135,300
                                                                                                 ------------
                                                                                                   21,293,469
                                                                                                 ------------
           MEDIA-CABLE   1.7%
     2,625 Comcast Cable Communications, Inc. ...................        6.750      01/30/11        2,750,223
     2,725 Comcast Cable Communications, Inc. ...................        7.125      06/15/13        2,923,775
     4,425 Comcast Corp. ........................................        6.500      01/15/15        4,638,997
     2,495 Echostar DBS Corp. ...................................        6.375      10/01/11        2,538,663
       515 Echostar DBS Corp. ...................................        6.625      10/01/14          522,725
                                                                                                 ------------
                                                                                                   13,374,383
                                                                                                 ------------
           MEDIA-NONCABLE   1.0%
       845 Interpublic Group of Cos., Inc. ......................        6.250      11/15/14          747,825
     2,450 News America, Inc. (a) ...............................        6.650      11/15/37        2,502,844
     5,170 Viacom, Inc. .........................................        6.875      04/30/36        5,138,872
                                                                                                 ------------
                                                                                                    8,389,541
                                                                                                 ------------
           NATURAL GAS DISTRIBUTORS   0.2%
     1,470 KeySpan Corp. ........................................        4.900      05/16/08        1,469,115
                                                                                                 ------------

           NATURAL GAS PIPELINES   2.3%
     1,355 CenterPoint Energy Resources
              Corp ..............................................        6.250      02/01/37        1,322,395
       970 CenterPoint Energy Resources
              Corp ..............................................        7.875      04/01/13        1,077,627
     3,260 Colorado Interstate Gas Co. ..........................        6.800      11/15/15        3,466,883
     2,115 Consolidated Natural Gas Co.,
              Ser C .............................................        6.250      11/01/11        2,196,994
     2,170 Kinder Morgan Energy Partners, LP ....................        5.850      09/15/12        2,223,644
     5,380 Kinder Morgan Finance Corp. ..........................
              (Canada) ..........................................        5.700      01/05/16        4,836,986

     2,895 Texas Eastern Transmission
              Corp ..............................................        7.000      07/15/32        3,270,699
                                                                                                 ------------
                                                                                                   18,395,228
                                                                                                 ------------
           NONCAPTIVE-CONSUMER FINANCE   3.9%
     1,920 American General Finance Corp. .......................        4.625      05/15/09        1,918,474
     5,120 American General Finance Corp. .......................        4.625      09/01/10        5,095,183
     4,760 Countrywide Home Loans, Inc. .........................        3.250      05/21/08        4,239,108
       800 Household Finance Corp. ..............................        4.125      12/15/08          791,526
     1,175 Household Finance Corp. ..............................        4.125      11/16/09        1,159,590
     2,150 Household Finance Corp. ..............................        6.375      10/15/11        2,210,925
     6,125 Household Finance Corp. ..............................        6.750      05/15/11        6,405,917
     5,010 SLM Corp. ............................................        4.000      01/15/10        4,720,447
     1,230 SLM Corp. (c) ........................................        5.244      07/26/10        1,145,604
     3,500 Washington Mutual Preferred
              Funding (a) .......................................        9.750      10/29/49        2,804,105
     1,500 Washington Mutual Preferred
              Funding II (a) ....................................        6.665      12/31/49          856,236
                                                                                                 ------------
                                                                                                   31,347,115
                                                                                                 ------------
           NONCAPTIVE-DIVERSIFIED FINANCE   4.2%
     2,035 Capital One Financial Corp. ..........................        6.750      09/15/17        1,993,295
     4,545 Capmark Financial Group, Inc. (a) ....................        5.875      05/10/12        3,526,338
     1,840 Capmark Financial Group, Inc. (a) ....................        6.300      05/10/17        1,270,159
     4,195 CIT Group, Inc. ......................................        5.650      02/13/17        3,650,799
     2,235 General Electric Capital Corp.,
              Ser A .............................................        4.750      09/15/14        2,212,983
    12,725 General Electric Capital Corp.,
              Ser A .............................................        5.875      02/15/12       13,358,489
     8,095 Nationwide Building Society
              (United Kingdom) (a) ..............................        4.250      02/01/10        8,093,932
                                                                                                 ------------
                                                                                                   34,105,995
                                                                                                 ------------
           OTHER UTILITIES   0.7%
     5,035 Plains All American Pipeline .........................        6.700      05/15/36        5,344,763
                                                                                                 ------------

           PHARMACEUTICALS   0.8%
     6,650 Hospira, Inc. (c) ....................................        5.678      03/30/10        6,602,911
                                                                                                 ------------

           PIPELINES   0.8%
     1,490 DCP Midstream, LLC (a) ...............................        6.750      09/15/37        1,541,988
     2,520 Trans-Canada Pipelines (Canada) ......................        6.200      10/15/37        2,577,700

     1,910 Transcontinental Gas Pipe Line
              Corp ..............................................        8.875      07/15/12        2,191,725
                                                                                                 ------------
                                                                                                    6,311,413
                                                                                                 ------------
           PROPERTY & CASUALTY INSURANCE   3.3%
     5,800 AIG SunAmerica Global Financing VI (a) ...............        6.300      05/10/11        6,063,737
     5,675 Catlin Insurance Co., Ltd. ...........................
              (Bermuda) (a) .....................................        7.249      12/01/49        5,352,495
     4,710 Farmers Exchange Capital (a) .........................        7.050      07/15/28        4,833,327
     2,721 Farmers Insurance Exchange
              Surplus (a) .......................................        8.625      05/01/24        3,081,108
     4,610 Mantis Reef, Ltd. (Cayman
              Islands) (a) ......................................        4.692      11/14/08        4,629,173
     3,315 Two-Rock Pass Through Trust
              (Bermuda) (a)(c) ..................................        5.827      02/11/49        2,825,209
                                                                                                 ------------
                                                                                                   26,785,049
                                                                                                 ------------
           RAILROADS   2.6%
     6,205 Burlington Northern Santa Fe
              Corp ..............................................        6.125      03/15/09        6,300,427
     3,640 CSX Corp. ............................................        6.750      03/15/11        3,862,255
     3,720 Union Pacific Corp. ..................................        5.450      01/31/13        3,777,496
     7,375 Union Pacific Corp. ..................................        6.625      02/01/08        7,386,556
                                                                                                 ------------
                                                                                                   21,326,734
                                                                                                 ------------
           REFINING   0.6%
     2,710 Enterprise Products Operating, LP. ...................        5.600      10/15/14        2,744,799
     2,460 Valero Energy Corp. ..................................        3.500      04/01/09        2,428,711
                                                                                                 ------------
                                                                                                    5,173,510
                                                                                                 ------------
           REITS   0.8%
     7,195 iStar Financial, Inc. (c) ............................        6.074      03/09/10        6,429,452
                                                                                                 ------------

           RESTAURANTS   0.5%
     3,935 Yum! Brands, Inc. ....................................        8.875      04/15/11        4,352,708
                                                                                                 ------------

           RETAIL   2.9%
     2,265 CVS Caremark Corp. ...................................        5.750      08/15/11        2,330,492
       340 CVS Caremark Corp. ...................................        5.750      06/01/17          342,592
     4,845 CVS Lease Pass-Through
              Trust (a) .........................................        6.036      12/10/28        4,961,299

     1,500 Federated Department Stores, Inc. ....................        6.300      04/01/09        1,514,688
     2,000 Federated Department Stores, Inc. ....................        6.625      09/01/08        2,014,406
     7,475 Home Depot, Inc. (c) .................................        5.819      12/16/09        7,356,723
     1,290 JC Penney Corp., Inc. ................................        5.750      02/15/18        1,205,336
     2,970 May Department Stores Co. ............................        5.950      11/01/08        2,974,461
       760 Target Corp. .........................................        6.500      10/15/37          739,893
                                                                                                 ------------
                                                                                                   23,439,890
                                                                                                 ------------
           SUPERMARKETS   1.0%
     3,127 Delhaize America, Inc. ...............................        9.000      04/15/31        3,730,749
     2,595 Fred Meyer, Inc. .....................................        7.450      03/01/08        2,605,886
     1,800 Kroger Co., Ser B ....................................        7.250      06/01/09        1,875,918
                                                                                                 ------------
                                                                                                    8,212,553
                                                                                                 ------------
           TECHNOLOGY   0.9%
     2,330 Fiserv, Inc. .........................................        6.800      11/20/17        2,369,473
     2,995 LG Electronics, Inc. (South
              Korea) (a) ........................................        5.000      06/17/10        2,990,439
     2,085 Xerox Corp. ..........................................        5.500      05/15/12        2,125,188
                                                                                                 ------------
                                                                                                    7,485,100
                                                                                                 ------------
           TOBACCO   0.2%
     1,780 Reynolds American, Inc. ..............................        6.500      07/15/10        1,857,176
                                                                                                 ------------

           TRANSPORTATION SERVICES   0.6%
     5,000 FedEx Corp. ..........................................        5.500      08/15/09        5,094,855
                                                                                                 ------------

           WIRELINE COMMUNICATIONS   6.0%
     6,640 AT&T Corp. ...........................................        8.000      11/15/31        8,185,115
     5,355 France Telecom SA (France) ...........................        8.500      03/01/31        7,117,164
     1,000 GTE Corp. ............................................        7.510      04/01/09        1,035,728
     6,000 SBC Communications, Inc. .............................        4.125      09/15/09        5,958,192
     3,155 SBC Communications, Inc. .............................        6.150      09/15/34        3,169,929
     6,650 Sprint Capital Corp. .................................        6.125      11/15/08        6,643,151
     2,080 Sprint Capital Corp. .................................        8.750      03/15/32        2,266,139
     4,805 Telecom Italia Capital
              (Luxembourg) ......................................        4.000      01/15/10        4,731,426
     1,900 Telecom Italia Capital Ser A
              (Luxembourg) ......................................        4.000      11/15/08        1,869,222

     5,715 Telefonica Europe BV
              (Netherlands) .....................................        8.250      09/15/30        7,066,072
       265 Verizon New England, Inc. ............................        6.500      09/15/11          279,530
                                                                                                 ------------
                                                                                                   48,321,668
                                                                                                 ------------
           TOTAL CORPORATE BONDS   84.4% ........................                                 680,759,271
                                                                                                 ------------

           COLLATERALIZED MORTGAGE OBLIGATIONS   9.1%
     2,506 American Home Mortgage
              Assets (c) ........................................        5.089      06/25/47        2,223,953
     1,882 American Home Mortgage Assets,
              Class M (c) .......................................        5.198      11/25/46        1,622,799
     4,600 Banc of America Commercial
              Mortgage, Inc. (c) ................................        5.837      06/10/49        4,668,243
     3,225 Banc of America Commercial
              Mortgage, Inc. (c) ................................        5.867      04/10/49        3,285,210
     3,350 Bear Stearns Commercial
              Mortgage Securities (c) ...........................        5.902      06/11/40        3,421,887
     4,600 Citigroup Commercial Mortgage
              Trust (c) .........................................        5.889      12/10/49        4,695,451
     6,300 Commercial Mortgage
              Pass-Through Certificates (c) .....................        6.010      12/10/49        6,481,514
     1,300 Countrywide Alternative Loan
              Trust (c) .........................................        5.309      10/25/46          650,000
     2,500 Countrywide Alternative Loan
              Trust, Class B (c) ................................        5.739      11/20/35        1,643,858
     2,000 Greenwich Capital Commercial
              Funding Corp. .....................................        5.444      03/10/39        1,996,403
     6,300 GS Mortgage Securities Corp., Ser II (c) .............        5.993      08/10/45        6,468,618
       935 Harborview Mortgage Loan Trust
              Ser B (c) .........................................        5.318      08/21/36          495,550
       886 Harborview Mortgage Loan Trust
              Ser B (c) .........................................        5.386      01/19/36          780,086
     2,175 JPMorgan Chase Commercial
              Mortgage Securities Corp. .........................        5.440      06/12/47        2,166,862
     3,375 JPMorgan Chase Commercial
              Mortgage Securities Corp. (c) .....................        5.937      02/12/49        3,445,918
     4,925 JPMorgan Chase Commercial
              Mortgage Securities Corp. (c) .....................        6.007      06/15/49        5,059,157

     3,325 LB Commercial Conduit Mortgage
              Trust .............................................        5.935      07/15/44        3,452,100
     2,175 LB-UBS Commercial Mortgage
              Trust .............................................        5.430      02/15/40        2,167,858
     1,195 Luminent Mortgage Trust (c) ..........................        5.149      07/25/36          971,043
     2,225 Mastr Adjustable Rate
              Mortgages Trust (c) ...............................        5.639      05/25/47        1,279,375
     5,200 Wachovia Bank Commercial
              Mortgage Trust ....................................        5.342      12/15/43        5,144,041
     6,500 Wachovia Bank Commercial
              Mortgage Trust (c) ................................        5.929      06/15/49        6,624,658
     5,000 Wachovia Bank Commercial
              Mortgage Trust (c) ................................        6.100      02/15/51        5,183,087
                                                                                                 ------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   9.1% .....                                  73,927,671
                                                                                                 ------------

           FOREIGN GOVERNMENT OBLIGATIONS   0.6%
ARS  1,253 Argentina International
              Government Bond (Argentina) .......................        8.280      12/31/33        1,211,961
MXN 36,345 Mexican Fixed Rate Bond
              (Mexico) ..........................................        9.500      12/18/14        3,618,653
                                                                                                 ------------
           TOTAL FOREIGN GOVERNMENT OBLIGATIONS .................                                   4,830,614
                                                                                                 ------------

           MORTGAGE BACKED SECURITIES   0.3%
     1,558 World Financial Properties Ser
              1996 (a) ..........................................        6.910      09/01/13        1,589,152
       841 World Financial Properties Ser
              1996 (a) ..........................................        6.950      09/01/13          858,336
                                                                                                 ------------
           TOTAL MORTGAGE BACKED SECURITIES ................................................        2,447,488
                                                                                                 ------------

EQUITIES   0.1%
Federal Home Loan Mortgage Corp. (34,700 Preferred Shares) .................................          884,850
                                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS   94.5%
  (Cost $758,822,054) ......................................................................      762,849,894
                                                                                                 ------------

SHORT-TERM INVESTMENTS  4.3%
REPURCHASE AGREEMENTS   2.9%
Banc of America Securities ($6,831,430 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.62%, dated 11/30/07,
   to be sold on 12/03/07 at $6,834,060) ...................................................        6,831,430

Citigroup Global Markets, Inc. ($6,072,382 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.54%, dated 11/30/07,
   to be sold on 12/03/07 at $6,074,680) ...................................................        6,072,382
State Street Bank & Trust Co. ($10,350,188 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.23%, dated 11/30/07,
   to be sold on 12/03/07 at $10,353,836) ..................................................       10,350,188
                                                                                                 ------------
TOTAL REPURCHASE AGREEMENTS   2.9% .........................................................       23,254,000
                                                                                                 ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   1.4%
United States Treasury Bill ($11,100,000 par, yielding 4.871%, 01/10/08
   maturity) (d) ...........................................................................       11,040,245
                                                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS   4.3%
  (Cost $34,294,245) .......................................................................       34,294,245

TOTAL INVESTMENTS  98.8%
  (Cost $793,116,299) ......................................................................      797,144,139

FOREIGN CURRENCY  0.0%
  (Cost $19,934) ...........................................................................           19,664

OTHER ASSETS IN EXCESS OF LIABILITIES   1.2% ...............................................        9,737,176
                                                                                                 ------------

NET ASSETS   100.0% ........................................................................     $806,900,979
                                                                                                 ============


Percentages are calculated as a percentage of net assets.

(a)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b)  Security purchased on a when-issued or delayed delivery basis.
(c)  Floating Rate Coupon
(d)  All or a portion of this security has been physically segregated in connection with open futures contracts.


Currency Abbreviations:
ARS   -   Argentine Peso
MXN   -   Mexican Peso

SWAP AGREEMENTS OUTSTANDING AS OF NOVEMBER 30, 2007:
CREDIT DEFAULT SWAPS

                                                        PAY/
                                                       RECEIVE               NOTIONAL
                                          BUY/SELL      FIXED    EXPIRATION   AMOUNT     UPFRONT
COUNTERPARTY       REFERENCE ENTITY      PROTECTION     RATE        DATE       (000)    PAYMENTS        VALUE
---------------------------------------------------------------------------------------------------------------
Bank of            Centurytel, Inc.
  America, N.A.                             Buy         0.88%     09/20/17    $ 2,050   $      0     $  (1,191)
Bank of            The Gap, Inc.
  America, N.A.                             Buy         1.19      03/20/12      4,750          0       (58,158)
Barclays Bank,     Federal Home Loan
  PLC                Mortgage
                     Corporation            Sell        0.60      12/20/17      2,020          0        29,500
Barclays Bank,     Federal National
  PLC                Mortgage
                     Association            Sell        0.61      12/20/17      2,020          0        34,083
Citibank, N.A.,    Tyco International.,
  New York           Ltd.                   Buy         0.43      03/20/12      1,400          0        (2,276)
Goldman Sachs      Dell, Inc.
  Capital
  Markets, L.P.                             Buy         0.22      03/20/12      4,000          0         8,702
Goldman Sachs      Dow Jones CDX
  Capital            NA IG HVOL
  Markets, L.P.                             Buy         0.75      12/20/11     15,800     11,774       621,707
Goldman Sachs      Motorola, Inc.
  Capital
  Markets, L.P.                             Buy         0.15      12/20/11      2,550          0        29,549
Goldman Sachs      Motorola, Inc.
  Capital
  Markets, L.P.                             Buy         0.16      12/20/11      5,300          0        59,955
Goldman Sachs      The Chubb Corp.
  Capital
  Markets, L.P.                             Buy         0.10      03/20/12      7,900          0        62,248
Goldman Sachs      The Hartford
  Capital            Financial
  Markets, L.P.      Services Group,
                     Inc.                   Buy         0.12      12/20/11      7,920          0        74,325
Goldman Sachs      Tyco International,
  Capital            Ltd.
  Markets, L.P.                             Buy         0.80      03/20/11      2,100          0       (34,520)
JPMorgan           Tyco International,
  Chase Bank,        Ltd.
  N.A.                                      Buy         0.65      03/20/11      3,500          0       (40,199)

                                                        PAY/
                                                       RECEIVE               NOTIONAL
                                          BUY/SELL      FIXED    EXPIRATION   AMOUNT     UPFRONT
COUNTERPARTY       REFERENCE ENTITY      PROTECTION     RATE        DATE       (000)    PAYMENTS        VALUE
---------------------------------------------------------------------------------------------------------------
JPMorgan           Union Pacific Corp.
  Chase Bank,
  N.A.                                      Buy         0.19%     12/20/11    $ 3,950   $      0     $  11,799
                                                                                        --------     ---------
TOTAL CREDIT DEFAULT SWAPS                                                              $ 11,774     $ 795,524
                                                                                        ========     =========


INTEREST RATE SWAPS

                                            PAY/
                                          RECEIVE                                NOTIONAL
                                          FLOATING      FIXED    EXPIRATION       AMOUNT       UPFRONT
COUNTERPARTY      FLOATING RATE INDEX       RATE        RATE        DATE          (000)       PAYMENTS         VALUE
------------------------------------------------------------------------------------------------------------------------
Citibank, N.A.,   USD-LIBOR BBA
  New York                                  Pay         5.414%    05/25/17      $ 157,275     $      0     $ 10,369,550
Citibank, N.A.,   USD-LIBOR BBA
  New York                                  Pay         5.275     10/25/37         35,000            0        1,786,744
JPMorgan          USD-LIBOR BBA
  Chase Bank,
  N.A.                                      Pay         5.448     05/29/17         25,325            0        1,710,400
JPMorgan          USD-LIBOR BBA
  Chase Bank,
  N.A.                                      Pay         5.454     06/04/17         39,450            0        3,186,010
                                                                                              --------     ------------
TOTAL INTEREST RATE SWAPS                                                                            0     $ 17,052,704
                                                                                              ========     ============
TOTAL SWAPS AGREEMENTS                                                                        $ 11,774     $ 17,848,228
                                                                                              ========     ============

FUTURES CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2007:

                                                                                         UNREALIZED
                                                                                        APPRECIATION/
                                                                        CONTRACTS       DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 5-Year Futures, March 2008 (Current
  Notional Value of $110,109 per contract) .....................              780         $ 386,126
U.S. Treasury Notes 2-Year Futures, March 2008 (Current
  Notional Value of $210,109 per contract) .....................              465            78,306
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2008 (Current
  Notional Value of $113,203 per contract) .....................              780          (431,789)
U.S. Treasury Bond Futures, March 2008 (Current Notional
  Value of $117,188 per contract) ..............................              834          (664,250)
                                                                        ---------         ---------
                                                                            2,859         $(631,607)
                                                                        =========         =========

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Corporate Bond Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 17, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: January 17, 2008